Registration Nos. 333-147346

Investment Company Act File No. 811-6718

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS INVESTMENT GRADE FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-147346), filed on December 17, 2007.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinions as Exhibit Nos. 12(a)-(c) to this Registration Statement on Form N-14.

DREYFUS INVESTMENT GRADE FUNDS, INC.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 33-48926) (the “Registration Statement”), filed on November 30, 2007.

Item 16	Exhibits.
(1)(a)	Registrant’s Articles of Incorporation is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 7 to the Registration Statement, filed November 28, 1995.
(1)(b)	Registrant’s Articles Supplementary and Articles of Amendment are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 15 to the Registration Statement, filed May 2, 2001.
(1)(c)	Registrant’s Articles Supplementary is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 19 to the Registration Statement, filed November 14, 2001.
(1)(d)	Registrant’s Articles Supplementary is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 21 to the Registration Statement, filed August 2, 2002.
(1)(e)	Registrant’s Articles Supplementary is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 24 to the Registration Statement, filed October 31, 2002.
(1)(f)	Registrant’s Articles of Amendment is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 24 to the Registration Statement, filed October 31, 2002.
(1)(g)	Registrant’s Articles Supplementary is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 26 to the Registration Statement, filed November 28, 2003.
(1)(h)	Registrant’s Articles of Amendment is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 26 to the Registration Statement, filed November 28, 2003.
(1)(i)	Registrant’s Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 33 to the Registration Statement, filed November 30, 2007.
(2)	Registrant’s By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 29 to the Registration Statement, filed on March 27, 2006.
(3)	Not Applicable
(4)	Agreement and Plan of Reorganization(1)
(5)	Reference is made to Exhibits (1) and (2) hereof.
(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 21 to the Registration Statement, filed on August 2, 2002.
(7)(a) (7)(b)

Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 21 to the Registration Statement, filed August 2, 2002.

Forms of Services Agreement are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 14 to the Registration Statement, filed November 30, 2000.

(8)	Not Applicable
(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 7 to the Registration Statement, filed November 28, 1995.
(10)(a)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 33 to the Registration Statement, filed November 30, 2007.
(10)(b)	Rule 12b-1 Plan, as revised, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 33 to the Registration Statement, filed November 30, 2007.
(10)(c)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 33 to the Registration Statement, filed November 30, 2007.
(11)	Opinion of Registrant’s counsel(1)
(12)(a) (12)(b) (12)(c)

Opinion and consent of counsel regarding tax matters for Dreyfus Premier Fixed Income Funds, on behalf of Dreyfus Premier Core Bond Fund*

Opinion and consent of counsel regarding tax matters for Dreyfus A Bonds Plus, Inc.*

Opinion and consent of counsel regarding tax matters for The Dreyfus/Laurel Funds Trust, on behalf of Dreyfus Premier Managed Income Fund*

(13)	Not Applicable
(14)	Consent of Independent Registered Public Accounting Firm(2)
(15)	Not Applicable
(16)	Power of Attorney(2)
(17)(a)	Form of Proxy(1)
(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on November 30, 2007 (File No. 33-48926).

____________________

*	Filed herewith.
(1)

Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-147346), filed with the Securities and Exchange Commission (the “SEC”) on December 17, 2007.

(2)	Incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-147346), filed with the SEC on November 13, 2007.

Item 17	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 22nd day of May, 2008.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ J. David Officer*

J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ J. David Officer*	President (Principal Executive Officer)	May 22, 2008
J. David Officer
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	May 22, 2008
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	May 22, 2008
Joseph S. DiMartino
/s/ Clifford L. Alexander, Jr.*	Board Member	May 22, 2008
Clifford L. Alexander, Jr.
/s/ David W. Burke*	Board Member	May 22, 2008
David W. Burke
/s/ Whitney I. Gerard*	Board Member	May 22, 2008
Whitney I. Gerard
/s/ George L. Perry*	Board Member	May 22, 2008
George L. Perry

*By:	/s/ Michael A. Rosenberg*
Michael A. Rosenberg, Attorney-in-fact

Exhibit Index

(12)(a)	Opinion and consent of counsel regarding tax matters for Dreyfus Premier Fixed Income Funds, on behalf of Dreyfus Premier Core Bond Fund
(12)(b)	Opinion and consent of counsel regarding tax matters for Dreyfus A Bonds Plus, Inc.
(12)(c)	Opinion and consent of counsel regarding tax matters for The Dreyfus/Laurel Funds Trust, on behalf of Dreyfus Premier Managed Income Fund